Product Warranties (Tables)	12 Months Ended
Mar. 31, 2020
Guarantees [Abstract]
Summary of Changes in Product Warranty Provision
The following are the changes in the product warranty provision:

	31 March
(Millions of US dollars)	2020	2019	2018
Balance at beginning of period	$46.6	$52.8	$46.6
Increase (Decrease) in product warranties accrual	0.8	(0.8)	13.1
Acquired during the period	—	0.5	—
Settlements made in cash or in kind	(5.0)	(5.9)	(6.9)
Balance at end of period	$42.4	$46.6	$52.8